Financial instruments and financial risk factors (Tables)	14 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Schedule of fair value measurement of assets
The Company’s financial assets measured at fair value on a recurring basis are measured under level 2 of the hierarchy and were calculated as follows:

As at December 31, 2022	Balance	Level 2
Accounts receivable	$4.3	$4.3
	$4.3	$4.3

As at October 31, 2022
Accounts receivable	1.5	1.5
	$1.5	$1.5

Schedule of fair value measurement of liabilities
The Company’s financial liabilities measured at fair value on a recurring basis are measured under level 1 and 2 of the hierarchy and were calculated as follows:

As at December 31, 2022	Balance	Level 1	Level 2
Conversion feature of convertible debt (refer to Note 11)	$22.5	$—	$22.5
	$22.5	$—	$22.5

As at October 31, 2022
Conversion feature of convertible debt (refer to Note 11)	43.9	—	43.9
	$43.9	$—	$43.9

Schedule of fair value measurement of price
The following table sets out the Company's exposure, as at December 31, 2022 and October 31, 2022, in relation to the impact of movements in the cobalt and nickel price for the provisionally invoiced sales volume of Black Mass & Equivalents by metric tonne:

	Cobalt		Nickel
As at	December 31, 2022	October 31, 2022	December 31, 2022	October 31, 2022
BM&E Metric tonnes subject to fair value pricing adjustments	4,428	4,202	4,428	4,202
10% increase in prices	$0.8	$1.1	$1.4	$1.0
10% decrease in prices	$(0.8)	$(1.1)	$(1.4)	$(1.0)

The following table sets out the period end commodity prices for cobalt and nickel as at December 31, 2022 and October 31, 2022:

Market price per tonne
As at	December 31, 2022	October 31, 2022
Cobalt	$41,337	$53,462
Nickel	30,400	21,710